Segment information	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segment information	Segment information
The Group has two reportable segments: Premium and Ad-Supported. Revenue for the Premium segment is generated primarily through subscription fees. Revenue for the Ad-Supported segment is primarily generated through the sale of advertising across the Group's music and podcast content. Royalty costs are primarily recorded in each segment based on specific rates for each segment agreed to with rights holders. All podcast content costs are recorded in the Ad-Supported segment. The costs of providing audiobook content as part of the Premium subscription are recorded in the Premium segment. The remaining costs that are not specifically associated to either of the segments are allocated based on user activity or the revenue recognized in each segment. No operating segments have been aggregated to form the reportable segments.
Key financial performance measures of the segments including revenue, cost of revenue, and gross profit are as follows:

	2023	2022	2021
	(in € millions)
Premium
Revenue	11,566	10,251	8,460
Cost of revenue	8,231	7,355	5,986
Gross profit	3,335	2,896	2,474
Ad-Supported
Revenue	1,681	1,476	1,208
Cost of revenue	1,619	1,446	1,091
Gross profit	62	30	117
Consolidated
Revenue	13,247	11,727	9,668
Cost of revenue	9,850	8,801	7,077
Gross profit	3,397	2,926	2,591
Reconciliation of segment gross profit
Operating expenses, finance income, and finance costs are not allocated to individual segments as these are managed on an overall Group basis. The reconciliation between reportable segment gross profit to the Group’s (loss)/income before tax is as follows:

	2023	2022	2021
	(in € millions)
Segment gross profit	3,397	2,926	2,591
Research and development	(1,725)	(1,387)	(912)
Sales and marketing	(1,533)	(1,572)	(1,135)
General and administrative	(585)	(626)	(450)
Finance income	161	421	246
Finance costs	(220)	(132)	(91)
(Loss)/income before tax	(505)	(370)	249
For the twelve months ended December 31, 2023, charges of €29 million related to the write-off of content assets, €12 million of employee severance costs, €8 million of contract terminations and other related costs, and €6 million of real estate impairment charges were included within cost of revenue in the Ad-Supported segment. See Note 16 and Note 6 for additional information.
Revenue by country

	2023	2022	2021
	(in € millions)
United States	5,225	4,712	3,692
United Kingdom	1,230	1,113	994
Luxembourg	9	7	6
Other countries	6,783	5,895	4,976
Total	13,247	11,727	9,668
Premium revenue is attributed to a country based on where the membership originates. Ad-Supported revenue is attributed to a country based on where the advertising campaign is delivered. There are no countries that individually make up greater than 10% of total revenue included in “Other countries.”
Non-current assets by country
Non-current assets for this purpose consist of property and equipment and lease right-of-use assets.

	2023	2022	2021
	(in € millions)
Sweden	84	142	148
United States	387	529	549
Other countries	76	94	112
Total	547	765	809
As of December 31, 2023, 2022, and 2021, the Group held no property and equipment in Luxembourg.